WARRANTS AND OPTIONS (Tables)	3 Months Ended
Mar. 31, 2025
Warrants And Options
SCHEDULE OF WARRANTS TRANSACTIONS

	Number	Weighted Average Exercise Price
Balance, January 1, 2024	4,386,234	$6.58
Warrants issued in the January 2024 Registered Direct Offering	651,062
Warrants issued in the July 2024 Private Placement	1,200,000
Exercise of warrants	(1,330,300)
Warrants issued in the October 2024 Private Placement	21,333
Balance, December 31, 2024	4,928,329	$6.17
Expiry of warrants	(8,966)
Exercise of warrants	(528,507)
Warrants issued in the January 2025 Registered Direct Offering	229,688
Balance, March 31, 2025	4,620,544	$6.39

SCHEDULE OF OUTSTANDING WARRANTS

As at March 31, 2025, the Company had outstanding warrants, enabling the holders to acquire Common Shares as follows:

March 31, 2025	Expiry date	Exercise price		Exercise price (USD)
1,063,325	November 10, 2025	ILS	17.8545	$4.80
546,653	December 24, 2025	ILS	17.8545	$4.80
88,440	April 18, 2026	ILS	72.563	$19.52
433,825	May 28, 2026	ILS	72.563	$19.52
652,546	November 6, 2024	CAD	5.10	$3.67
791,050	June 12, 2025	CAD	7.33	$5.50
202,621	December 12, 2025	CAD	5.13	$3.75
591,062	January 4, 2026	CAD	5.13	$3.75
21,333	October 2, 2026	CAD	2.70	$1.875
229,688	January 29, 2030	USD	8.00	$8.00
4,620,544

SCHEDULE OF STOCK OPTION TRANSACTIONS

Stock option transactions for the three months ended March 31, 2025, and for the year ending December 31, 2024, are as follows:

	Number	Weighted Average Exercise Price (CAD)	Weighted Average Exercise Price (USD)
Balance January 1, 2024	1,422,887	$6.33	$4.78
Options granted (i)	552,000
Expiry of options	(206,500)
Balance December 31, 2024	1,761,337	$5.39	$3.75
Options cancelled	(87,999)
Options granted (ii)(iii)	605,000	-
Balance March 31, 2025	2,278,338	$6.38	$4.44

(i)

On August 14, 2024, 552,000 stock options were issued to employees, consultants and officers with an exercise price of $1.78. The options expire on August 13, 2029. The fair value of the options granted was estimated at $779 using the Black-Scholes option pricing model, using the following assumptions: Share Price: $1.78; Expected option life 5 years; Volatility 109%; Risk-free interest rate 3.67%; Dividend yield 0%.

(ii)	On January 15, 2025, the Company granted an employee 105,000 share options to purchase Common Shares of the company with an exercise price of $6.40 per share. The share options vest quarterly starting on January 15, 2026, and expire on January 15, 2035. The fair value of the options granted was estimated at $627 using the Black-Scholes option pricing model, using the following assumptions: Share Price: $6.38; Expected option life 10 years; Volatility 110%; Risk-free interest rate 4.65%; Dividend yield 0%.

(iii)

On February 12, 2025, the Company granted the CEO 500,000 share options to purchase Common Shares with an exercise price of $6.40 per share, vesting immediately and expiring on February 2, 2035. The fair value of the options granted was estimated at $3,092 using the Black-Scholes option pricing model, using the following assumptions: Share Price: $6.61; Expected option life 10 years; Volatility 110%; Risk-free interest rate 4.64%; Dividend yield 0%.

SCHEDULE OF OUTSTANDING STOCK OPTIONS

As at March 31, 2025, the Company had outstanding stock options, enabling the holders to acquire Common Shares as follows:

Outstanding as of March 31, 2025	Exercisable as of March 31, 2025	Expiry date	Exercise price (CAD)		Exercise price (USD)
212,667	212,667	August 20, 2025	CAD	3.75	$2.61
20,000	20,000	June 3, 2026	CAD	21.00	$14.60
6,671	6,671	October 28, 2026	CAD	20.00	$13.90
360,000	315,000	August 2, 2032	CAD	8.90	$6.19
120,000	120,000	August 21, 2032	CAD	10.00	$6.95
220,000	220,000	January 4, 2033	CAD	4.13	$2.87
100,000	100,000	January 4, 2033	CAD	4.13	$2,87
40,000	40,000	November 25, 2027	CAD	5.03	$3.49
114,000	48,000	April 18, 2033	CAD	4.00	$2.78
18,000	8,000	June 28, 2028	CAD	6.13	$4.26
462,000	-	August 14, 2034	CAD	2.55	$1.78
105,000	-	January 15, 2035	CAD	9.21	$6.40
500,000	500,000	February 2, 2035	CAD	9.21	$6.40
2,278,338	1,590,337

SCHEDULE OF RSU’S TRANSACTIONS

RSUs transactions for the three months ended March 31, 2025, and for the year ending December 31, 2024, are as follows:

Number
Balance, January 1, 2024	588,834
RSUs granted	326,000
Expiry of RSUs	(40,166)
Exercise of RSUs	(764,001)
Balance, December 31, 2024	110,667
RSUs granted	420,000
Expiry of RSUs	(6,000)
Exercise of RSUs	(20,000)
Balance, March 31, 2025	504,667